CHANGE IN SHAREHOLDING OF THE PHILIPPINE SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2017
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Effects of Changes in Company's Ownership Interest

The schedule below discloses the effects of changes in the Company’s ownership interest in MRP on the Company’s equity:

	Year Ended December 31,
	2017	2016	2015
Net income attributable to Melco Resorts & Entertainment Limited	$347,002	$175,906	$105,747
Transfers (to) from noncontrolling interests:
Decrease in Melco Resorts & Entertainment Limited additional paid-in capital resulting from purchases of common shares of MRP from the open market	—	(761)	—
Decrease in Melco Resorts & Entertainment Limited additional paid-in capital resulting from subscription of common shares of MRP	—	—	(7,368)
Decrease in Melco Resorts & Entertainment Limited additional paid-in capital resulting from the vesting of restricted shares under the MRP Share Incentive Plan	(67)	(543)	(1,740)
Increase in Melco Resorts & Entertainment Limited additional paid-in capital resulting from the exercise of share options under the MRP Share Incentive Plan	96	—	—

Changes from net income attributable to Melco Resorts & Entertainment Limited’s shareholders and transfers from noncontrolling interests	$347,031	$174,602	$96,639